Product and Geographic Sales Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)
Disaggregation of Revenue
Number of operating segment | segment	1
Number of reportable segment | segment	1
Total revenues, gross	$ 971,620	$ 967,307
Deferred revenues adjustment	(3,152)	(49,673)
Total Revenues, net	968,468	917,634
Non-current assets other than financial instruments and deferred tax assets	3,284,993	3,553,269
Science Group
Disaggregation of Revenue
Total revenues, gross	531,182	522,294
Web of Science Product Line
Disaggregation of Revenue
Total revenues, gross	361,957	352,995
Cortellis Product Line
Disaggregation of Revenue
Total revenues, gross	169,225	169,299
Derwent Product Line
Disaggregation of Revenue
Total revenues, gross	176,016	172,897
MarkMonitor Product Line
Disaggregation of Revenue
Total revenues, gross	122,947	120,408
CompuMark Product Line
Disaggregation of Revenue
Total revenues, gross	121,025	119,854
Intellectual Property Group
Disaggregation of Revenue
Total revenues, gross	419,988	413,159
IP Management (IPM) Product Line
Disaggregation of Revenue
Total revenues, gross	20,450	31,854
North America
Disaggregation of Revenue
Total revenues, gross	450,356	455,791
Non-current assets other than financial instruments and deferred tax assets	1,036,192	1,163,704
Europe
Disaggregation of Revenue
Total revenues, gross	242,415	243,245
Non-current assets other than financial instruments and deferred tax assets	2,145,073	2,294,998
APAC
Disaggregation of Revenue
Total revenues, gross	209,118	201,234
Non-current assets other than financial instruments and deferred tax assets	79,487	68,034
Emerging Markets
Disaggregation of Revenue
Total revenues, gross	69,731	67,037
Non-current assets other than financial instruments and deferred tax assets	$ 24,241	$ 26,533
One Customer | Sales Revenue Net | Customer Concentration Risk
Disaggregation of Revenue
Concentration Risk, Percentage	1.00%	1.00%
Ten Customers | Sales Revenue Net | Customer Concentration Risk
Disaggregation of Revenue
Concentration Risk, Percentage	6.00%	7.00%